UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]
SEI New Ways
    New Answers.(R)



--------------------------------------------------------------------------------


SEI Index Funds

--------------------------------------------------------------------------------

Semi-Annual Report as of September 30, 2006

--------------------------------------------------------------------------------

S&P 500 Index Fund




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

TABLE OF CONTENTS



--------------------------------------------------

Schedule of Investments                          1
--------------------------------------------------
Statement of Assets and Liabilities              9
--------------------------------------------------
Statement of Operations                         10
--------------------------------------------------
Statement of Changes in Net Assets              11
--------------------------------------------------
Financial Highlights                            12
--------------------------------------------------
Notes to Financial Statements                   13
--------------------------------------------------
Disclosure of Fund Expenses                     18
--------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)


S&P 500 Index Fund
September 30, 2006
------------------------------------------------------------------------
[BAR CHART OMITTED]
PLOT POINTS FOLLOW:

SECTOR WEIGHTINGS++:
19.6%   Finiancials
13.5%   Information Technology
11.2%   Health Care
 9.6%   Industrials
 8.9%   Consumer Discretionary
 8.4%   Consumer Staples
 8.3%   Energy
 5.3%   Corporate Obligations
 3.3%   Short-Term Investments
 3.1%   Telecommunications
 3.0%   Utilities
 2.5%   Materials
 1.7%   Commercial Paper
 0.8%   Asset-Backed Securities
 0.4%   Master Notes
 0.3%   Certificate of Deposit
 0.1%   U.S. Treasury Obligations

++Percentages based on total investments

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
COMMON STOCK  -- 97.3%
CONSUMER DISCRETIONARY -- 9.9%
   Amazon.com (D)*                                46,300      $    1,487
   Apollo Group, Cl A (D)*                        20,503           1,010
   Autonation (D)*                                22,826             477
   Autozone*                                       8,194             846
   Bed Bath & Beyond (D)*                         42,233           1,616
   Best Buy (D)                                   60,441           3,237
   Big Lots (D)*                                  17,613             349
   Black & Decker (D)                             11,709             929
   Brunswick                                      14,615             456
   Carnival                                       65,184           3,066
   CBS, Cl B                                     116,001           3,268
   Centex                                         17,744             934
   Circuit City Stores (D)                        23,154             581
   Clear Channel Communications                   75,463           2,177
   Coach*                                         57,610           1,982
   Comcast, Cl A (D)*                            317,796          11,711
   Darden Restaurants (D)                         19,913             846
   Dillard's, Cl A (D)                             9,505             311
   Dollar General (D)                             47,990             654
   Dow Jones (D)                                   9,063             304
   DR Horton (D)                                  41,949           1,005
   E.W. Scripps, Cl A (D)                         13,100             628
   Eastman Kodak (D)                              44,310             993
   Family Dollar Stores                           23,922             699
   Federated Department Stores                    83,064           3,589
   Ford Motor (D)                                281,309           2,276
   Fortune Brands                                 21,919           1,646
   Gannett (D)                                    35,647           2,026
   Gap                                            82,331           1,560
   General Motors (D)                             84,848           2,822
   Genuine Parts (D)                              25,336           1,093
   Goodyear Tire & Rubber (D)*                    27,293             396
   H&R Block                                      48,104           1,046
   Harley-Davidson                                40,308           2,529
   Harman International Industries                10,300             859

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   Harrah's Entertainment                         27,687      $    1,839
   Hasbro                                         26,491             603
   Hilton Hotels                                  58,287           1,623
   Home Depot                                    310,864          11,275
   International Game Technology                  50,856           2,111
   Interpublic Group (D)*                         67,201             665
   J.C. Penney (D)                                35,180           2,406
   Johnson Controls                               29,219           2,096
   Jones Apparel Group                            17,390             564
   KB Home (D)                                    11,655             510
   Kohl's (D)*                                    51,147           3,320
   Leggett & Platt (D)                            28,054             702
   Lennar, Cl A (D)                               21,507             973
   Limited Brands                                 51,327           1,360
   Liz Claiborne                                  16,123             637
   Lowe's                                        232,136           6,514
   Marriott International, Cl A                   48,940           1,891
   Mattel                                         57,118           1,125
   McDonald's                                    187,370           7,330
   McGraw-Hill                                    53,721           3,117
   Meredith                                        6,563             324
   New York Times, Cl A (D)                       22,292             512
   Newell Rubbermaid                              40,647           1,151
   News, Cl A*                                   355,633           6,988
   Nike, Cl B                                     28,347           2,484
   Nordstrom                                      31,602           1,337
   Office Depot*                                  43,020           1,708
   OfficeMax                                      10,993             448
   Omnicom Group                                  25,602           2,396
   Pulte Homes                                    31,155             993
   RadioShack (D)                                 20,825             402
   Sears Holdings*                                12,565           1,986
   Sherwin-Williams                               17,216             960
   Snap-On (D)                                     8,953             399
   Stanley Works                                  10,879             542
   Staples                                       109,214           2,657
   Starbucks (D)*                                115,258           3,925
   Starwood Hotels & Resorts Worldwide            32,535           1,861
   Target                                        129,819           7,172
   Tiffany                                        21,673             720
   Time Warner                                   611,714          11,152
   TJX                                            68,467           1,919
   Tribune (D)                                    28,800             942
   Univision Communications, Cl A (D)*            37,867           1,300
   VF                                             13,514             986
   Viacom, Cl B*                                 108,301           4,027
   Walt Disney (D)                               315,727           9,759
   Wendy's International                          17,108           1,146
   Whirlpool (D)                                  12,005           1,010
   Wyndham Worldwide*                             30,802             862
   Yum! Brands (D)                                40,735           2,120
                                                              ----------
                                                                 184,257
                                                              ----------


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                      1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006
------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
CONSUMER STAPLES -- 9.3%
   Alberto-Culver                                 11,705      $      592
   Altria Group                                  316,156          24,202
   Anheuser-Busch (D)                            116,174           5,520
   Archer-Daniels-Midland                         98,266           3,722
   Avon Products                                  67,451           2,068
   Brown-Forman, Cl B                             12,776             979
   Campbell Soup (D)                              34,875           1,273
   Clorox (D)                                     22,542           1,420
   Coca-Cola                                     308,296          13,775
   Coca-Cola Enterprises                          44,417             925
   Colgate-Palmolive                              77,293           4,800
   ConAgra Foods                                  77,852           1,906
   Constellation Brands, Cl A (D)*                30,600             881
   Costco Wholesale                               70,718           3,513
   CVS                                           122,983           3,950
   Dean Foods*                                    21,000             882
   Estee Lauder, Cl A (D)                         18,300             738
   General Mills                                  53,391           3,022
   Hershey (D)                                    26,612           1,422
   HJ Heinz                                       50,249           2,107
   Kellogg                                        36,567           1,811
   Kimberly-Clark (D)                             69,099           4,516
   Kroger*                                       108,559           2,512
   McCormick                                      20,461             777
   Molson Coors Brewing, Cl B                      8,923             615
   Pepsi Bottling Group                           20,636             733
   PepsiCo                                       248,667          16,228
   Procter & Gamble                              479,576          29,724
   Reynolds American (D)                          25,640           1,589
   Safeway                                        67,446           2,047
   Sara Lee                                      113,887           1,830
   Supervalu                                      31,497             934
   Sysco                                          92,820           3,105
   Tyson Foods, Cl A                              38,790             616
   UST (D)                                        23,740           1,302
   Wal-Mart Stores                               371,511          18,323
   Walgreen                                      151,844           6,740
   Whole Foods Market                             20,600           1,224
   WM Wrigley Jr. (D)                             33,260           1,532
                                                              ----------
                                                                 173,855
                                                              ----------
ENERGY -- 9.1%
   Anadarko Petroleum                             68,880           3,019
   Apache                                         49,600           3,135
   Baker Hughes                                   51,134           3,487
   BJ Services                                    44,756           1,348
   Chesapeake Energy (D)                          61,800           1,791
   Chevron                                       332,697          21,579
   ConocoPhillips                                248,325          14,783
   Consol Energy                                  28,200             895
   Devon Energy                                   66,113           4,175
   El Paso                                       104,094           1,420

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   EOG Resources (D)                              36,344      $    2,364
   Exxon Mobil                                   897,936          60,251
   Halliburton                                   155,182           4,415
   Hess (D)                                       36,075           1,494
   Kinder Morgan                                  15,649           1,641
   Marathon Oil                                   54,428           4,185
   Murphy Oil                                     28,263           1,344
   Nabors Industries (D)*                         46,478           1,383
   National Oilwell Varco*                        26,234           1,536
   Noble                                          20,571           1,320
   Occidental Petroleum                          128,804           6,197
   Rowan (D)                                      16,997             538
   Schlumberger                                  177,462          11,008
   Smith International                            30,200           1,172
   Sunoco                                         19,857           1,235
   Transocean*                                    48,778           3,572
   Valero Energy                                  92,508           4,761
   Weatherford International*                     52,254           2,180
   Williams                                       89,265           2,131
   XTO Energy                                     54,635           2,302
                                                              ----------
                                                                 170,661
                                                              ----------
FINANCIALS -- 21.6%
   ACE                                            48,785           2,670
   Aflac                                          74,908           3,428
   Allstate                                       95,459           5,988
   AMBAC Financial Group                          15,814           1,309
   American Express                              185,615          10,409
   American International Group                  392,571          26,012
   Ameriprise Financial                           36,584           1,716
   AmSouth Bancorp                                51,765           1,503
   AON                                            47,729           1,617
   Apartment Investment &
     Management, Cl A+                            14,962             814
   Archstone-Smith Trust+                         31,968           1,740
   Bank of America                               685,170          36,705
   Bank of New York                              115,935           4,088
   BB&T (D)                                       82,597           3,616
   Bear Stearns                                   18,098           2,536
   Boston Properties+                             17,300           1,788
   Capital One Financial (D)                      45,533           3,582
   Charles Schwab                                154,727           2,770
   Chicago Mercantile  Holdings                    5,227           2,500
   Chubb                                          62,256           3,235
   Cincinnati Financial                           25,479           1,224
   CIT Group (D)                                  29,808           1,450
   Citigroup                                     746,446          37,076
   Comerica                                       24,283           1,382
   Commerce Bancorp (D)                           28,400           1,043
   Compass Bancshares                             18,983           1,082
   Countrywide Financial                          91,171           3,195
   E*Trade Financial*                             63,839           1,527
   Equity Office Properties Trust+                54,873           2,182

--------------------------------------------------------------------------------
2                      SEI Index Funds / Semi-Annual Report / September 30, 2006

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   Equity Residential+                            43,640      $    2,207
   Fannie Mae                                    145,581           8,139
   Federated Investors, Cl B                      13,045             441
   Fifth Third Bancorp                            83,511           3,180
   First Horizon National                         19,015             723
   Franklin Resources                             25,215           2,666
   Freddie Mac                                   103,859           6,889
   Genworth Financial, Cl A                       68,700           2,405
   Golden West Financial                          38,471           2,972
   Goldman Sachs Group                            64,962          10,990
   Hartford Financial Services Group              45,486           3,946
   Huntington Bancshares                          37,775             904
   Janus Capital Group (D)                        32,577             642
   JPMorgan Chase                                524,372          24,624
   Keycorp                                        60,583           2,268
   Kimco Realty+                                  31,600           1,355
   Legg Mason                                     19,800           1,997
   Lehman Brothers Holdings                       80,506           5,946
   Lincoln National                               43,098           2,675
   Loews                                          69,073           2,618
   M&T Bank                                       11,761           1,411
   Marsh & McLennan (D)                           82,350           2,318
   Marshall & Ilsley                              38,370           1,849
   MBIA                                           19,827           1,218
   Mellon Financial                               62,002           2,424
   Merrill Lynch                                 133,847          10,469
   Metlife (D)                                   114,005           6,462
   MGIC Investment (D)                            13,495             809
   Moody's                                        36,608           2,393
   Morgan Stanley                                161,061          11,743
   National City                                  91,348           3,343
   North Fork Bancorporation                      69,689           1,996
   Northern Trust                                 27,705           1,619
   Plum Creek Timber+                             26,935             917
   PNC Financial Services Group                   44,394           3,216
   Principal Financial Group (D)                  41,548           2,255
   Progressive                                   117,468           2,883
   Prologis+                                      36,760           2,098
   Prudential Financial                           73,966           5,640
   Public Storage+ (D)                            18,328           1,576
   Realogy*                                       38,577             875
   Regions Financial                              68,423           2,517
   Safeco                                         18,338           1,081
   Simon Property Group+ (D)                      33,409           3,027
   SLM                                            61,643           3,204
   Sovereign Bancorp                              55,244           1,188
   St. Paul Travelers                            104,632           4,906
   State Street                                   49,891           3,113
   SunTrust Banks                                 54,596           4,219
   Synovus Financial                              48,275           1,418
   T Rowe Price Group                             39,808           1,905
   Torchmark                                      14,605             922
   UnumProvident                                  51,052             990
   US Bancorp                                    267,706           8,893

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   Vornado Realty Trust+                          17,814      $    1,942
   Wachovia                                      241,926          13,499
   Washington Mutual                             144,419           6,278
   Wells Fargo                                   505,506          18,289
   XL Capital, Cl A                               27,005           1,855
   Zions Bancorporation                           15,860           1,266
                                                              ----------
                                                                 403,800
                                                              ----------
HEALTH CARE -- 12.4%
   Abbott Laboratories                           229,568          11,148
   Aetna                                          85,102           3,366
   Allergan                                       22,883           2,577
   AmerisourceBergen                              31,396           1,419
   Amgen*                                        177,393          12,689
   Applera - Applied Biosystems Group             28,557             946
   Barr Pharmaceuticals*                          15,500             805
   Bausch & Lomb (D)                               8,274             415
   Baxter International                           98,338           4,470
   Becton Dickinson                               37,062           2,619
   Biogen Idec (D)*                               51,598           2,305
   Biomet                                         36,736           1,183
   Boston Scientific*                            182,412           2,698
   Bristol-Myers Squibb                          295,601           7,366
   C.R. Bard                                      15,488           1,162
   Cardinal Health                                62,755           4,126
   Caremark Rx                                    66,473           3,767
   Cigna                                          16,657           1,938
   Coventry Health Care*                          24,013           1,237
   Eli Lilly                                     148,530           8,466
   Express Scripts*                               20,676           1,561
   Fisher Scientific International (D)*           18,564           1,452
   Forest Laboratories*                           48,863           2,473
   Genzyme*                                       39,032           2,634
   Gilead Sciences*                               68,388           4,698
   HCA (D)                                        64,069           3,196
   Health Management Associates, Cl A             37,137             776
   Hospira*                                       24,104             922
   Humana*                                        24,597           1,626
   IMS Health                                     30,795             820
   Johnson & Johnson                             441,756          28,688
   King Pharmaceuticals (D)*                      37,286             635
   Laboratory of America Holdings (D)*            18,663           1,224
   Manor Care                                     10,914             571
   McKesson                                       45,569           2,402
   Medco Health Solutions*                        45,258           2,720
   Medimmune*                                     36,463           1,065
   Medtronic                                     173,617           8,063
   Merck                                         328,317          13,756
   Millipore*                                      8,193             502
   Mylan Laboratories                             32,411             652
   Patterson (D)*                                 21,400             719
   PerkinElmer                                    19,540             370
   Pfizer                                      1,100,104          31,199

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                      3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006
------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   Quest Diagnostics                              24,324      $    1,488
   Schering-Plough                               222,572           4,917
   St. Jude Medical*                              54,094           1,909
   Stryker (D)                                    43,842           2,174
   Tenet Healthcare (D)*                          72,476             590
   Thermo Electron*                               25,215             992
   UnitedHealth Group                            202,647           9,970
   Waters*                                        15,997             724
   Watson Pharmaceuticals*                        15,671             410
   WellPoint*                                     93,661           7,217
   Wyeth                                         202,466          10,293
   Zimmer Holdings (D)*                           37,255           2,515
                                                              ----------
                                                                 230,625
                                                              ----------
INDUSTRIALS -- 10.6%
   3M                                            113,382           8,438
   Allied Waste Industries (D)*                   37,242             420
   American Power Conversion                      26,146             574
   American Standard (D)                          25,933           1,088
   Avery Dennison                                 16,015             964
   Avis Budget Group                               1,660              30
   Boeing                                        120,232           9,480
   Burlington Northern Santa Fe                   54,724           4,019
   Caterpillar                                   100,697           6,626
   Cintas                                         21,207             866
   Cooper Industries, Cl A                        14,193           1,210
   CSX                                            66,450           2,182
   Cummins                                         7,785             928
   Danaher                                        35,348           2,427
   Deere                                          35,151           2,950
   Dover                                          30,537           1,449
   Eaton                                          22,469           1,547
   Emerson Electric                               61,703           5,174
   Equifax                                        19,825             728
   FedEx                                          45,805           4,978
   Fluor (D)                                      12,822             986
   General Dynamics                               60,626           4,345
   General Electric                            1,561,707          55,128
   Goodrich                                       19,120             775
   Honeywell International                       124,355           5,086
   Illinois Tool Works                            62,124           2,789
   Ingersoll-Rand, Cl A                           49,306           1,873
   ITT Industries                                 27,700           1,420
   L-3 Communications Holdings                    18,223           1,427
   Lockheed Martin                                53,194           4,578
   Masco (D)                                      59,468           1,631
   Monster Worldwide*                             19,734             714
   Navistar International (D)*                     8,932             231
   Norfolk Southern                               62,226           2,741
   Northrop Grumman                               51,619           3,514
   Paccar                                         37,494           2,138
   Pall (D)                                       19,195             591
   Parker Hannifin (D)                            18,014           1,400

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   Pitney Bowes                                   33,175      $    1,472
   Raytheon                                       66,968           3,215
   Robert Half International                      26,427             898
   Rockwell Automation                            26,526           1,541
   Rockwell Collins                               25,578           1,403
   RR Donnelley & Sons                            31,611           1,042
   Ryder System                                    9,354             483
   Southwest Airlines                            118,749           1,978
   Textron                                        19,449           1,702
   Tyco International                            306,231           8,571
   Union Pacific (D)                              40,347           3,551
   United Parcel Service, Cl B                   163,190          11,740
   United Technologies                           151,983           9,628
   Waste Management                               81,828           3,001
   WW Grainger                                    11,765             789
                                                              ----------
                                                                 198,459
                                                              ----------
INFORMATION TECHNOLOGY -- 14.9%
   ADC Telecommunications (D)*                    18,067             271
   Adobe Systems*                                 89,836           3,364
   Advanced Micro Devices (D)*                    72,563           1,803
   Affiliated Computer Services, Cl A*            18,249             946
   Agilent Technologies*                          63,806           2,086
   Altera (D)*                                    52,651             968
   Analog Devices                                 54,099           1,590
   Apple Computer*                               127,892           9,852
   Applied Materials                             206,750           3,666
   Autodesk*                                      34,017           1,183
   Automatic Data Processing                      86,550           4,097
   Avaya*                                         63,368             725
   BMC Software (D)*                              32,749             891
   Broadcom, Cl A*                                68,636           2,082
   CA                                             58,027           1,375
   Ciena*                                         12,943             353
   Cisco Systems*                                922,063          21,207
   Citrix Systems*                                28,042           1,015
   Computer Sciences*                             25,233           1,239
   Compuware*                                     58,175             453
   Comverse Technology*                           31,171             668
   Convergys*                                     21,576             446
   Corning*                                      234,078           5,714
   Dell*                                         341,574           7,802
   eBay (D)*                                     173,732           4,927
   Electronic Arts*                               45,878           2,554
   Electronic Data Systems                        77,702           1,905
   EMC*                                          355,140           4,255
   First Data                                    115,012           4,830
   Fiserv*                                        25,780           1,214
   Freescale Semiconductor, Cl B*                 60,800           2,311
   Google, Cl A*                                  32,216          12,948
   Hewlett-Packard                               413,652          15,177
   Intel                                         875,194          18,003
   International Business Machines               229,890          18,837

--------------------------------------------------------------------------------
4                      SEI Index Funds / Semi-Annual Report / September 30, 2006

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   Intuit*                                        51,186      $    1,643
   Jabil Circuit (D)*                             27,479             785
   JDS Uniphase (D)*                             259,655             569
   Juniper Networks (D)*                          84,500           1,460
   Kla-Tencor (D)                                 29,771           1,324
   Lexmark International, Cl A (D)*               16,239             936
   Linear Technology (D)                          45,494           1,416
   LSI Logic*                                     61,146             503
   Lucent Technologies (D)*                      670,691           1,569
   Maxim Integrated Products                      48,005           1,347
   Micron Technology (D)*                        108,669           1,891
   Microsoft                                   1,304,562          35,654
   Molex                                          21,860             852
   Motorola                                      371,406           9,285
   National Semiconductor                         50,437           1,187
   NCR*                                           28,068           1,108
   Network Appliance (D)*                         56,076           2,075
   Novell*                                        52,189             319
   Novellus Systems (D)*                          19,627             543
   Nvidia*                                        52,732           1,560
   Oracle*                                       609,256          10,808
   Parametric Technology*                         17,212             301
   Paychex (D)                                    50,056           1,845
   PMC - Sierra (D)*                              34,446             205
   QLogic*                                        24,848             470
   Qualcomm                                      252,132           9,165
   Sabre Holdings, Cl A                           20,502             480
   SanDisk (D)*                                   29,300           1,569
   Sanmina-SCI*                                   82,073             307
   Solectron*                                    140,954             460
   Sun Microsystems (D)*                         524,811           2,608
   Symantec (D)*                                 155,347           3,306
   Symbol Technologies                            39,140             582
   Tektronix                                      12,859             372
   Tellabs*                                       68,999             756
   Teradyne (D)*                                  30,507             401
   Texas Instruments                             234,234           7,788
   Unisys (D)*                                    52,895             299
   VeriSign (D)*                                  37,800             764
   Xerox*                                        148,936           2,317
   Xilinx                                         50,409           1,106
   Yahoo! (D)*                                   188,438           4,764
                                                              ----------
                                                                 277,456
                                                              ----------
MATERIALS -- 2.8%
   Air Products & Chemicals                       33,626           2,232
   Alcoa                                         130,635           3,663
   Allegheny Technologies                         13,459             837
   Ashland                                        10,993             701
   Ball                                           16,091             651
   Bemis                                          16,190             532
   Dow Chemical                                  144,575           5,635
   E.I. du Pont de Nemours                       138,435           5,931

------------------------------------------------------------------------
                                                            Market Value
Description                                       Shares   ($ Thousands)
------------------------------------------------------------------------
   Eastman Chemical                               12,608      $      681
   Ecolab                                         26,730           1,145
   Freeport-McMoRan Copper &
     Gold, Cl B                                   28,192           1,501
   Hercules*                                      17,507             276
   International Flavors & Fragrances             12,194             482
   International Paper                            61,370           2,125
   Louisiana-Pacific                              16,394             308
   MeadWestvaco                                   27,915             740
   Monsanto                                       81,248           3,819
   Newmont Mining                                 67,408           2,882
   Nucor                                          46,682           2,310
   Pactiv*                                        21,787             619
   Phelps Dodge                                   30,628           2,594
   PPG Industries                                 24,745           1,660
   Praxair                                        48,499           2,869
   Rohm & Haas                                    21,222           1,005
   Sealed Air (D)                                 12,614             683
   Sigma-Aldrich (D)                              10,318             781
   Temple-Inland (D)                              16,977             681
   United States Steel                            18,326           1,057
   Vulcan Materials                               15,049           1,178
   Weyerhaeuser (D)                               36,927           2,272
                                                              ----------
                                                                  51,850
                                                              ----------
TELECOMMUNICATION SERVICES -- 3.4%
   Alltel                                         58,382           3,240
   AT&T (D)                                      584,981          19,047
   BellSouth                                     272,047          11,630
   CenturyTel (D)                                 17,860             709
   Citizens Communications                        50,031             702
   Embarq                                         21,886           1,059
   Qwest Communications
     International (D)*                          234,626           2,046
   Sprint Nextel                                 447,922           7,682
   Verizon Communications (D)                    438,922          16,297
   Windstream                                     72,046             950
                                                              ----------
                                                                  63,362
                                                              ----------
UTILITIES -- 3.3%
   AES (D)*                                       98,690           2,012
   Allegheny Energy (D)*                          23,868             959
   Ameren                                         30,744           1,623
   American Electric Power                        59,015           2,146
   CenterPoint Energy (D)                         47,968             687
   CMS Energy (D)*                                34,092             492
   Consolidated Edison (D)                        36,833           1,702
   Constellation Energy Group                     26,799           1,587
   Dominion Resources (D)                         52,170           3,990
   DTE Energy                                     26,045           1,081
   Duke Energy (D)                               185,622           5,606
   Dynegy, Cl A*                                  54,189             300
   Edison International                           48,853           2,034

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                      5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006
------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                         ($ Thousands)/Shares   ($ Thousands)
------------------------------------------------------------------------
   Entergy                                        31,164      $    2,438
   Exelon (D)                                    100,454           6,082
   FirstEnergy                                    49,487           2,764
   FPL Group                                      60,620           2,728
   KeySpan                                        25,597           1,053
   Nicor                                           6,825             292
   NiSource                                       41,979             913
   Peoples Energy (D)                              5,905             240
   PG&E (D)                                       52,029           2,167
   Pinnacle West Capital                          15,249             687
   PPL                                            56,971           1,874
   Progress Energy (D)                            37,883           1,719
   Public Service Enterprise Group                37,765           2,311
   Sempra Energy                                  38,865           1,953
   Southern (D)                                  111,435           3,840
   TECO Energy (D)                                32,212             504
   TXU                                            69,424           4,340
   Xcel Energy                                    60,619           1,252
                                                              ----------
                                                                  61,376
                                                              ----------
Total Common Stock
   (Cost $1,000,492) ($ Thousands)                             1,815,701
                                                              ----------

CORPORATE OBLIGATIONS (E) -- 5.9%
FINANCIALS -- 5.9%
   Allstate Life Global Funding II MTN
     (F) (G)
        5.370%, 10/16/06                          $1,669           1,669
   American General Finance (F) (G)
        5.360%, 10/16/06                           5,261           5,261
   Bear Stearns EXL (F)
        5.370%, 10/16/06                           6,459           6,459
   Countrywide Financial MTN (F)
        5.448%, 12/27/06                           2,177           2,177
   Countrywide Financial MTN,
     Ser A (F)
        5.548%, 11/03/06                           3,810           3,810
   Dekabank (F) (G)
        5.490%, 10/19/06                           6,713           6,713
   Irish Life & Permanent MTN,
     Ser X (F) (G)
        5.370%, 10/23/06                           4,826           4,826
   Islandsbanki (F) (G)
        5.380%, 10/10/06                           5,443           5,443
        5.380%, 10/23/06                           3,084           3,084
   Jackson National Life Funding (F) (G)
        5.330%, 10/02/06                           7,983           7,983
   Kaupthing Bank MTN (F) (G)
        5.390%, 10/20/06                           9,072           9,072

------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                         ($ Thousands)/Shares   ($ Thousands)
------------------------------------------------------------------------
   Lakeside Funding (F)
        5.330%, 10/10/06                          $2,169      $    2,169
   Landsbanki Islands (F) (G)
        5.410%, 10/16/06                           6,894           6,894
   Morgan Stanley EXL (F)
        5.390%, 10/04/06                           1,270           1,270
   Morgan Stanley EXL, Ser S (F)
        5.350%, 10/03/06                           1,814           1,814
   Natexis Banques (F) (G)
        5.310%, 10/16/06                           3,538           3,538
   Nationwide Building Society (F) (G)
        5.424%, 12/28/06                           1,996           1,996
        5.360%, 10/10/06                           3,629           3,629
   Nordbank (F) (G)
        5.360%, 10/23/06                           6,169           6,168
   Northern Rock (F) (G)
        5.370%, 10/03/06                           3,738           3,738
   Pacific Life Global Funding (F) (G)
        5.380%, 10/13/06                           2,721           2,721
   Premium Asset Trust,
     Ser 2004-10 (F) (G)
        5.370%, 10/16/06                           5,080           5,080
   SLM EXL, Ser S (F) (G)
        5.330%, 10/16/06                           3,992           3,992
   Sigma Finance MTN (G)
        4.745%, 11/09/06                           1,959           1,959
   Skandinav Enskilda Bank (F) (G)
        5.320%, 10/18/06                           3,991           3,991
   Stanfield Victoria MTN
        5.445%, 06/11/07                           3,629           3,628
                                                              ----------
Total Corporate Obligations
   (Cost $109,084) ($ Thousands)                                 109,084
                                                              ----------

CASH EQUIVALENT (C) -- 2.5%
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.330%**                           46,412,434          46,412
                                                              ----------
Total Cash Equivalent
   (Cost $46,412) ($ Thousands)                                   46,412
                                                              ----------


--------------------------------------------------------------------------------
6                      SEI Index Funds / Semi-Annual Report / September 30, 2006

------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
COMMERCIAL PAPER (A) (E) -- 1.7%
FINANCIALS -- 1.7%
   Broadhollow Funding
        5.502%, 10/02/06                          $7,257      $    7,255
   Citius I Funding
        5.313%, 10/17/06                           1,814           1,810
   Elysian Funding LLC
        5.427%, 11/27/06                           3,257           3,228
        5.401%, 11/20/06                           2,912           2,890
        5.390%, 11/06/06                           3,629           3,609
   Georgetown Funding
        5.349%, 10/24/06                             934             931
   Mica Funding LLC
        5.299%, 10/12/06                           3,629           3,622
   Ocala Funding
        5.321%, 10/20/06                           1,814           1,809
        5.318%, 10/10/06                           4,137           4,131
   Rhineland Funding Capital
        5.470%, 10/12/06                           1,814           1,811
        5.378%, 12/12/06                           1,194           1,182
                                                              ----------
Total Commercial Paper
   (Cost $32,278) ($ Thousands)                                   32,278
                                                              ----------

ASSET-BACKED SECURITIES (E) (F) (G) -- 0.9%
MORTGAGE RELATED SECURITIES -- 0.9%
   Cheyne High Grade, Ser 2004-1A,
     Cl AM1
        5.466%, 11/10/06                           1,814           1,814
   Commodore, Ser 2003-2A, Cl A1MM
        5.470%, 12/12/06                           1,669           1,669
   Duke Funding, Ser 2004-6B, Cl A1S1
        5.577%, 10/10/06                           2,721           2,721
   Newcastle CDO, Ser 2005-6A, Cl IM1
        5.350%, 10/24/06                             726             726
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM6
        5.360%, 10/25/06                           1,613           1,613
   Saturn Ventures II
        5.390%, 10/10/06                           2,922           2,922
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
        5.354%, 10/30/06                           2,698           2,698
   Whitehawk CDO Funding,
     Ser 2004-1A
        5.340%, 10/16/06                           3,132           3,132
                                                              ----------
Total Asset-Backed Securities
   (Cost $17,295) ($ Thousands)                                   17,295
                                                              ----------

------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
MASTER NOTE (E) -- 0.5%
   Bank of America
        5.445%, 10/02/06                          $9,072      $    9,072
                                                              ----------
Total Master Note
   (Cost $9,072) ($ Thousands)                                     9,072
                                                              ----------

U.S. TREASURY OBLIGATION (A) (B) -- 0.2%
   U.S. Treasury Bill
        4.858%, 12/07/06                           2,960           2,934
                                                              ----------
Total U.S. Treasury Obligation
   (Cost $2,934) ($ Thousands)                                     2,934
                                                              ----------

CERTIFICATES OF DEPOSIT (E) -- 0.4%
   Barclays Bank (F)
        5.440%, 06/11/07                           1,814           1,814
   CC USA MTN
        5.520%, 06/18/07                           3,629           3,629
   U.S. Trust of New York (F)
        5.370%, 10/13/06                           1,451           1,451
                                                              ----------
Total Certificates of Deposit
   (Cost $6,894) ($ Thousands)                                     6,894
                                                              ----------

REPURCHASE AGREEMENTS (E) (H) -- 1.1%
   Barclays
     5.350%, dated 09/29/06,
     to be repurchased on 10/02/06,
     repurchase price $5,042,979
     (collateralized by a U.S. Government
     Obligation, par value $4,814,379,
     6.000%, 05/15/11; with total
     market value $5,141,580)                      5,041           5,041
   Deutsche Bank
     5.330%, dated 09/29,06,
     to be repurchased on 10/02/06,
     repurchase price $7,260,461
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $62,755-
     $2,123,939, 3.7500%-5.300%,
     02/21/08-04/25/14; with total
     market value $7,402,405)                      7,257           7,257


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                      7

SCHEDULE OF INVESTMENTS (Unaudited)


S&P 500 Index Fund (Concluded)
September 30, 2006
------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Lehman Brothers
     5.330%, dated 09/29/06,
     to be repurchased on 10/02/06,
     repurchase price $9,075,576
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $626,300-
     $1,116,163, 2.500%-5.705%,
     01/30/07-05/18/16; with total
     market value $9,253,080)                     $9,072      $    9,072
                                                              ----------
Total Repurchase Agreements
   (Cost $21,370) ($ Thousands)                                   21,370
                                                              ----------
Total Investments -- 110.5%
   (Cost $1,245,831 ) ($ Thousands)                           $2,061,040
                                                              ==========

Percentages are based on Net Assets of $1,865,522 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of September 30, 2006.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C) Investment in Affiliated Registered Investment Company (see Note 3).
(D) This security or a partial position of this security is on loan at September 30, 2006 (see note 8). The total value of securities on loan at September 30, 2006 was $188,918 ($ Thousands).
(E) This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of September 30, 2006 was $195,992 ($ Thousands).
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2006.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(H) Tri-Party Repurchase Agreement
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series



Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                        Number of         Contract                   Unrealized
                        Contracts            Value   Expiration    Appreciation
Type of Contract             Long    ($ Thousands)         Date   ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 E MINI Index          790         $53,143     Dec. 2006         $1,291
                                                                        =======


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
8                     SEI Index Funds / Semi-Annual Report / September 30, 2006

Statement of Assets and Liabilities ($ Thousands)


September 30, 2006 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                                      S&P 500
                                                                                        INDEX
                                                                                         FUND
---------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $989,131)                                            $1,804,340
   Cash                                                                                   120
   Investments in securities on loan at value                                         188,918
   Affiliated investment, at value (Cost $46,412)                                      46,412
   Repurchase Agreements (Cost $21,370)                                                21,370
   Interest receivable                                                                  2,201
   Receivable for fund shares sold                                                        449
   Receivable for investment securities sold                                              213
   Prepaid expenses                                                                        23
---------------------------------------------------------------------------------------------------
   Total Assets                                                                     2,064,046
---------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return on securities loaned                                           195,992
   Payable for investment securities purchased                                          1,172
   Payable for fund shares redeemed                                                       734
   Administration fees payable                                                            287
   Shareholder servicing fees payable (A)                                                  79
   Shareholder servicing fees payable (E)                                                  --
   Shareholder servicing fees payable (I)                                                   1
   Variation margin payable                                                                75
   Investment advisory fees payable                                                        45
   Administration servicing fees payable (E)                                                2
   Accrued expense payable                                                                137
---------------------------------------------------------------------------------------------------
   Total Liabilities                                                                  198,524
---------------------------------------------------------------------------------------------------
   Net Assets                                                                      $1,865,522
---------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in Capital                                                                 $1,041,183
   Undistributed net investment income                                                  8,186
   Accumulated net realized loss on investments and futures contracts                    (347)
   Net unrealized appreciation on investments                                         815,209
   Net unrealized appreciation on futures contracts                                     1,291
---------------------------------------------------------------------------------------------------
   Net Assets                                                                      $1,865,522
---------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
     ($594,504,739 / 14,971,326 shares)                                                $39.71
---------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class E
     ($1,257,469,415 / 31,568,594 shares)                                              $39.83
---------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class I
     ($13,547,908 / 340,880 shares)                                                    $39.74
---------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                      9

Statements of Operations ($ Thousands)


For the six-month period ended September 30, 2006 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                                      S&P 500
                                                                                        INDEX
                                                                                         FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                          $19,498
   Dividends from Affiliated Investment Companies(1)                                    1,162
   Interest                                                                                70
   Income from Securities Lending                                                         133
---------------------------------------------------------------------------------------------------
   Total Investment Income                                                             20,863
---------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                                  2,340
   Investment Advisory Fees                                                               319
   Shareholder Servicing Fees (A)                                                         444
   Shareholder Servicing Fees (E)                                                       1,903
   Shareholder Servicing Fees (I)                                                          16
   Administration Servicing Fees (I)                                                       16
   Trustee Fees                                                                            14
   Custodian/Wire Agent Fees                                                               54
   Professional Fees                                                                       51
   Printing Fees                                                                           48
   Licensing Fees                                                                          31
   Registration Fees                                                                       27
   Other Expenses                                                                          56
---------------------------------------------------------------------------------------------------
   Total Expenses                                                                       5,319
---------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                                 (281)
     Shareholder Servicing Fees (E)                                                    (1,903)
     Shareholder Servicing Fees (I)                                                        (6)
---------------------------------------------------------------------------------------------------
   Net Expenses                                                                         3,129
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  17,734
---------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Loss on Investments                                                   (17,885)
   Net Realized Loss on Futures Contracts                                                (624)
   Net Change in Unrealized Appreciation on Investments                                72,421
   Net Change in Unrealized Appreciation on Futures Contracts                           1,038
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $72,684
---------------------------------------------------------------------------------------------------

(1) See Note 3 in the Notes to Financial Statements.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
10                     SEI Index Funds / Semi-Annual Report / September 30, 2006

Statements of Changes in Net Assets ($ Thousands)


For the six-month period ended September 30, 2006 (Unaudited) and the year ended March 31, 2006
------------------------------------------------------------------------------------------------------------------


                                                                                         S&P 500 INDEX FUND
------------------------------------------------------------------------------------------------------------------
                                                                                    4/1/06 to          4/1/05 to
                                                                                      9/30/06            3/31/06
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                             $ 17,734           $ 32,179
   Net Realized Gain (Loss) from Investment Transactions
     and Futures Contracts                                                            (18,509)            67,000
   Net Change in Unrealized Appreciation
     on Investments and Futures Contracts                                              73,459            118,676
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                                                   72,684            217,855
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                                                          (2,667)            (9,054)
     CLASS E:                                                                          (7,317)           (23,083)
     CLASS I:                                                                             (51)              (150)
   Net Realized Gains:
     CLASS A:                                                                              --            (21,431)
     CLASS E:                                                                              --            (48,130)
     CLASS I:                                                                              --               (430)
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                  (10,035)          (102,278)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                                         46,482            100,477
   Reinvestment of Dividends & Distributions                                            2,545             29,133
   Cost of Shares Redeemed                                                            (88,281)          (207,986)
------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class A Transactions                                                        (39,254)           (78,376)
------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                                                         50,434            599,259(2)
   Reinvestment of Dividends & Distributions                                            6,594             63,362
   Cost of Shares Redeemed                                                           (527,123)          (362,975)
------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class E Transactions                                                       (470,095)           299,646
------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                          2,715              4,627
   Reinvestment of Dividends & Distributions                                               51                580
   Cost of Shares Redeemed                                                             (2,791)            (4,268)
------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                                                            (25)               939
------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                                                 (509,374)           222,209
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                             (446,725)           337,786
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                              2,312,247          1,974,461
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                   $1,865,522         $2,312,247
------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                             $    8,186         $      487
------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.
(2) Includes subscriptions as a result of an in-kind transfer of securities (see
    Note 9).
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                     11

Financial Highlights


For the six-month period ended September 30, 2006 (Unaudited) and the years ended March 31, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------
                                      Net Realized
                                               and                          Distributions
              Net Asset                 Unrealized                Dividends          from          Total
                 Value,         Net          Gains       Total     from Net      Realized      Dividends      Net Asset
              Beginning  Investment       (Losses)        from   Investment       Capital            and     Value, End
              of Period      Income  on Securities  Operations       Income         Gains  Distributions      of Period
-----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2006**        $38.38       $0.30*         $1.20*      $1.50       $(0.17)       $   --         $(0.17)        $39.71
   2006           36.21        0.56*          3.47*       4.03        (0.54)        (1.32)         (1.86)         38.38
   2005           34.66        0.59*          1.57*       2.16        (0.58)        (0.03)         (0.61)         36.21
   2004           26.18        0.42*          8.58*       9.00        (0.52)           --          (0.52)         34.66
   2003           35.39        0.38          (9.21)      (8.83)       (0.38)           --          (0.38)         26.18
   2002           35.88        0.36          (0.46)      (0.10)       (0.39)           --          (0.39)         35.39
   CLASS E
   2006**        $38.48       $0.33*         $1.21*      $1.54       $(0.19)       $   --         $(0.19)        $39.83
   2006           36.31        0.62*          3.48*       4.10        (0.61)        (1.32)         (1.93)         38.48
   2005           34.76        0.66*          1.55*       2.21        (0.63)        (0.03)         (0.66)         36.31
   2004           26.26        0.47*          8.61*       9.08        (0.58)           --          (0.58)         34.76
   2003           35.49        0.44          (9.25)      (8.81)       (0.42)           --          (0.42)         26.26
   2002           35.97        0.43          (0.46)      (0.03)       (0.45)           --          (0.45)         35.49
   CLASS I
   2006**        $38.43       $0.25*         $1.21*      $1.46       $(0.15)       $   --         $(0.15)        $39.74
   2006           36.26        0.47*          3.46*       3.93        (0.44)        (1.32)         (1.76)         38.43
   2005           34.72        0.51*          1.56*       2.07        (0.50)        (0.03)         (0.53)         36.26
   2004           26.22        0.34*          8.60*       8.94        (0.44)           --          (0.44)         34.72
   2003 (2)       30.63        0.33          (4.46)      (4.13)       (0.28)           --          (0.28)         26.22

                                                                       Ratio of
                                                      Ratio of Net     Expenses
                                         Ratio of Net   Investment   to Average
                             Net Assets      Expenses       Income   Net Assets  Portfolio
                 Total    End of Period    to Average   to Average   (Excluding   Turnover
              Return(1)    ($Thousands)    Net Assets   Net Assets     Waivers)    Rate(1)
------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2006**          3.93%       $594,505          0.40%        1.54%        0.42%         2%
   2006           11.32         614,246          0.40         1.49         0.43         18
   2005            6.25         655,378          0.40         1.67         0.43         11
   2004           34.62         686,129          0.40         1.33         0.43          7
   2003          (25.06)        524,554          0.40         1.33         0.43          7
   2002           (0.26)        815,354          0.40         0.99         0.43          9
   CLASS E
   2006**          4.02%     $1,257,469          0.25%        1.71%        0.52%         2%
   2006           11.49       1,684,857          0.25         1.65         0.53         18
   2005            6.39       1,307,631          0.25         1.86         0.53         11
   2004           34.83         904,534          0.25         1.47         0.53          7
   2003          (24.92)        790,231          0.25         1.48         0.53          7
   2002           (0.07)      1,194,588          0.25         1.14         0.53          9
   CLASS I
   2006**          3.81%        $13,548          0.65%        1.29%        0.78%         2%
   2006           11.02          13,144          0.65         1.25         0.78         18
   2005            5.97          11,452          0.65         1.44         0.78         11
   2004           34.28           6,370          0.65         1.06         0.78          7
   2003 (2)      (13.53)          1,707          0.65         1.17         0.78          7

  * Per share amounts calculated using average shares method.
 ** For the six-month period ended September 30, 2006. All ratios for the period have been annualized.
(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
12                     SEI Index Funds / Semi-Annual Report / September 30, 2006

Notes to Financial Statements (Unaudited)
September 30, 2006


1. ORGANIZATION
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end management investment company with one fund: the S&P 500 Index Fund (the "Fund"). The Trust's prospectus provides a description of the Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund may seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using a method which approximates the effective interest method. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (See Note 8). Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.


--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                     13

September 30, 2006


CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund.

FUTURES CONTRACTS -- The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the schedule of investments to the extent of the total notional value.

In addition, the Fund pledged securities as collateral for the open futures contracts and such securities have been segregated on the Fund's books.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income for the Fund are paid to shareholders in the form of quarterly dividends for the Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of .22%, based on the average daily net assets of the Fund.

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of the Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

      Class A                                     .40%
      Class E                                     .25%
      Class I                                     .65%

Certain officers and Trustees of the Trust are also officers of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated distribution agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of the Fund.

--------------------------------------------------------------------------------
                        Shareholder         Administrative
                      servicing fees         service fees
--------------------------------------------------------------------------------
      Class A               .15%                  --
      Class E               .25%                  --
      Class I               .25%                 .25%



--------------------------------------------------------------------------------
14                     SEI Index Funds / Semi-Annual Report / September 30, 2006

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class E and I of the Fund since inception of the plan. Such waivers are voluntarily and may be discontinued at any time.

For the six-month period ended September 30, 2006, the Distributor retained 100% of both shareholder servicing fees less the waiver and administrative servicing fees.

U.S. Bank, NA (formerly "Wachovia Bank NA") serves as the custodian of the Fund. The custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998 and amended November 1, 2004, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser and "manager of managers" of the Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the Fund. SSgA Funds Management, Inc. ("SSgA") serves as the sub-adviser for the Fund under a sub-advisory agreement with the Trust and SIMC.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.


4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the six-month period ended September 30, 2006 (Unaudited) and the year ended March 31, 2006

-----------------------------------------------------------------------------------------------

                                                                  S&P 500 INDEX FUND
-----------------------------------------------------------------------------------------------
                                                            4/1/06 to              4/1/05 to
                                                              9/30/06                3/31/06
-----------------------------------------------------------------------------------------------
CLASS A:
     Shares Issued                                           1,221                     4,111
     Shares Issued in Lieu of Cash Distributions                67                       300
     Shares Redeemed                                        (2,323)                   (6,105)
-----------------------------------------------------------------------------------------------
   Total Class A Transactions                               (1,035)                   (1,694)
-----------------------------------------------------------------------------------------------
CLASS E:
     Shares Issued                                           1,316                    16,195
     Shares Issued in Lieu of Cash Distributions               173                       459
     Shares Redeemed                                       (13,705)                   (6,666)
-----------------------------------------------------------------------------------------------
   Total Class E Transactions                              (12,216)                    9,988
-----------------------------------------------------------------------------------------------
CLASS I:
     Shares Issued                                              71                       204
     Shares Issued in Lieu of Cash Distributions                 1                         4
     Shares Redeemed                                           (73)                      (76)
-----------------------------------------------------------------------------------------------
   Total Class I Transactions                                   (1)                      132
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares               (13,252)                    8,426
-----------------------------------------------------------------------------------------------
(1) Includes subscriptions as a result of in-kind transfers of securities (see Note 9).




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                     15

Notes to Financial Statements (Unaudited) (Concluded)
September 30, 2006


5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments and short-term securities, during the six-months ended September 30, 2006, were as follows ($ Thousands):

-----------------------------------------------------
                               Other            Total
-----------------------------------------------------
Purchases               $ 46,675,459     $ 46,675,459
Sales                    540,738,543      540,738,543


6. FEDERAL TAX INFORMATION:
It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended March 31, 2006 and March 31, 2005 were as follows ($ Thousands):

-----------------------------------------------------------
                                      S&P 500 Index Fund
                                          2006      2005
-----------------------------------------------------------
Ordinary Income                       $ 33,739   $30,198
Long-term capital gain                  68,539     1,573
                                      --------   -------
Totals                                $102,278   $31,771
                                      ========   =======

As of March 31, 2006, the components of Distributable Earnings on a tax basis were as follows ($ Thousands):

-----------------------------------------------------
                                              S&P 500
                                           Index Fund
-----------------------------------------------------
Undistributed ordinary income                $  1,598
Undistributed long-term capital gain           32,695
Unrealized appreciation                       727,397
                                             --------
Total Distributable Earnings                 $761,690
                                             ========

Post-October losses represent losses realized on investment transactions from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At September 30, 2006, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2006 were as follows ($ Thousands):

--------------------------------------------------------------
                      Aggregate     Aggregate            Net
                          Gross         Gross     Unrealized
        Federal      Unrealized    Unrealized   Appreciation
       Tax Cost    Appreciation  Depreciation  (Depreciation)
--------------------------------------------------------------
     $1,251,063        $869,270      $(59,293)      $809,977

7. INVESTMENT RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


8. SECURITIES LENDING

The Fund, along with other funds in the SEI family of funds, may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Investment Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit, corporate obligations, asset-back securities, repurchase agreements, master notes or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities



--------------------------------------------------------------------------------
16                     SEI Index Funds / Semi-Annual Report / September 30, 2006
for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, a Fund could experience delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

The Fund received cash as collateral for securities on loan and made investments. Investments purchased with cash collateral are presented on the schedule of investments.

9. IN-KIND TRANSFER OF SECURITIES
During the year ended March 31, 2006, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.



-----------------------------------------------------
        Transaction         Shares
                Date        Issued           Value
-----------------------------------------------------
            09/30/05     5,036,833    $191,047,087
            03/31/06       845,413      32,531,494

10. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2006                     17

Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


                     BEGINNING        ENDING                        EXPENSES
                      ACCOUNT         ACCOUNT       ANNUALIZED        PAID
                       VALUE           VALUE         EXPENSE         DURING
                      4/01/06         9/30/06        RATIOS          PERIOD*
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A           $1,000.00       $1,039.30         0.40%           $2.07
  Class E            1,000.00        1,040.20         0.25%            1.29
  Class I            1,000.00        1,038.10         0.65%            3.36

HYPOTHETICAL 5% RETURN
  Class A           $1,000.00       $1,022.94         0.40%           $2.02
  Class E            1,000.00        1,023.68         0.25%            1.26
  Class I            1,000.00        1,021.69         0.65%            3.28

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).



--------------------------------------------------------------------------------
18                     SEI Index Funds / Semi-Annual Report / September 30, 2006

Notes

Notes

SEI INDEX FUNDS SEMI-ANNUAL REPORT SEPTEMBER 30, 2006



Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO OMITTED]
SEI New Ways
    New Answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)




SEI-F-040 (9/06)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Index Funds



By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Chief Executive Officer

Date  December 7, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Chief Executive Officer

Date  December 7, 2006



By (Signature and Title)*              /s/ Stephen F. Panner
                                       ---------------------
                                       Stephen F. Panner, Controller & CFO

Date:  December 7, 2006

* Print the name and title of each signing officer under his or her signature.